Investment Objectives and Goals	Jul. 31, 2025
(Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund - Classes A, C, R, Institutional, and R6) | Nomura Corporate Bond Fund
Prospectus [Line Items]
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]	Nomura Corporate Bond Fund seeks to provide investors with total return.
(Nomura Corporate Bond Fund and Nomura Extended Duration Bond Fund - Classes A, C, R, Institutional, and R6) | Nomura Extended Duration Bond Fund
Prospectus [Line Items]
Objective [Heading]	What is the Fund’s investment objective?
Objective, Primary [Text Block]	Nomura Extended Duration Bond Fund seeks to provide investors with total return.
(Nomura Floating Rate Fund - Classes A, C, R, Institutional and R6) | Nomura Floating Rate Fund
Prospectus [Line Items]
Objective [Heading]	What are the Fund’s investment objectives?
Objective, Primary [Text Block]	Nomura Floating Rate Fund seeks high current income and, secondarily, long-term total return.